Income Taxes (Details Textual) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Textual)
Income taxes, Description
Litian, Shenzhen Fanhua Software Technology Co., Ltd (“Fanhua Software”), Shenzhen Huazhong United Technology Co., Ltd (“Huazhong”) and Ying Si Kang Information, subsidiaries of the Group, were regarded as software companies and thus exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. For Litian, year 2010 was the first profit-making year and accordingly, Litian and has made a 12.5% tax provision for its profits for the years ended December 31, 2012, 2013 and 2014. For Fanhua Software, year 2012 was the first profit-making year and accordingly, Fanhua Software has made a 12.5% tax provision for its profits for the years ended December 31, 2014, 2015 and 2016. For Huazhong, year 2015 was the first profit-making year and accordingly it has not made any provision for PRC income tax for the years ended December 31, 2015 and 2016. For Ying Si Kang Information, year 2014 was the first profit-making year and accordingly it has not made any provision for PRC income tax for the years ended December 31, 2014 and 2015, and has made a 12.5% tax provision for its profits for the year ended December 31, 2016.

Provision for income taxes, Percentage	25.00%	25.00%	25.00%
PRC income tax reduction, Percentage			50.00%
Income tax reduction period			3 years
Underpayment of income tax liability		¥ 100
Valuation allowance		1,079
Operating loss carry-forwards	150,373	131,198	¥ 166,557
Tax loss carried forward expired and canceled	29,431	4,251
PRC income taxes payable without tax exemption amount	¥ 4,089	¥ 44,381	¥ 34,315
Basic and diluted net profit per share	¥ 0.00	¥ 0.04	¥ 0.03
Dividend paid, Description	If the entities were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% whereas in the case of dividends paid by PRC subsidiaries which are 25% or more directly owned by tax residents in the Hong Kong SAR, the withholding tax would be 5%.
Undistributed earnings of Group's subsidiaries and VIEs	¥ 2,058,189	¥ 1,954,541
Undistributed earnings of deferred tax liability	¥ 205,819	¥ 195,454
Deferred tax liability, Description	Deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more-than-50-percent-owned domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means.
2017 [Member]
Income Taxes (Textual)
Operating loss carry-forwards	¥ 13,404
2018 [Member]
Income Taxes (Textual)
Operating loss carry-forwards	19,295
2019 [Member]
Income Taxes (Textual)
Operating loss carry-forwards	25,203
2020 [Member]
Income Taxes (Textual)
Operating loss carry-forwards	26,961
2021 [Member]
Income Taxes (Textual)
Operating loss carry-forwards	¥ 65,510
Hong Kong [Member]
Income Taxes (Textual)
Provision for income taxes, Percentage	16.50%	16.50%	16.50%
PRC [Member]
Income Taxes (Textual)
Income taxes, Description	According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.
PRC income tax reduction, Percentage	50.00%
Income tax reduction period	3 years
Underpayment of income tax liability	¥ 100
PRC [Member] | Fanhua Software [Member]
Income Taxes (Textual)
Provision for income taxes, Percentage	12.50%	12.50%	12.50%	12.50%	12.50%
PRC [Member] | Ying Si Kang Information [Member]
Income Taxes (Textual)
Provision for income taxes, Percentage	12.50%	12.50%	12.50%
PRC [Member] | Litian [Member]
Income Taxes (Textual)
Provision for income taxes, Percentage			12.50%